COMMON SHARES AND TREASURY SHARES (Tables)	12 Months Ended
Dec. 31, 2021
COMMON SHARES AND TREASURY SHARES
Schedule of purposes due to the corporate reorganization, the common shares

Common shares		2021	2020	2019
	Nominal
	value per	Number of	Number of	Number of
	share (USD)	shares	shares	shares
A-shares	0.01	81,233,269	74,855,929	74,748,248
B-shares	0.01	1	1	1
C-shares	0.01	1	1	1
Total		81,233,271	74,855,931	74,748,250

Schedule of treasury share transactions

Treasury shares	2021	2020	2019
Number of shares (‘000)
Balance as of 1 January	493.4	312.9	312.9
Additions	—	180.5	—
Cancellations	—	—	—
Disposals	—	—	—
Balance as of 31 December	493.4	493.4	312.9

	2021	2020	2019
Nominal value USD ‘000
Balance as of 1 January	4.9	3.1	3.1
Additions	—	1.8	—
Cancellations	—	—	—
Disposals	—	—	—
Balance as of 31 December	4.9	4.9	3.1

Treasury shares - continued	2021	2020	2019
Percentage of share capital
Balance as of 1 January	0.7%	0.4%	0.4%
Additions	—	0.2%	—
Cancellations	—	—	—
Disposals	—	—	—
Dilution, due to capital increases	(0.1)%	0.1%	0.0%
Balance as of 31 December	0.6%	0.7%	0.4%